Significant Accounting Policies (Details) - Revenues [Member] - Customer Concentration Risk [Member]	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Revenue [Abstract]
Concentration risk percentage	55.00%	45.00%
Customer A [Member]
Revenue [Abstract]
Concentration risk percentage	19.00%	0.00%
Customer B [Member]
Revenue [Abstract]
Concentration risk percentage	14.00%	0.00%
Customer C [Member]
Revenue [Abstract]
Concentration risk percentage	12.00%	10.00%
Customer D [Member]
Revenue [Abstract]
Concentration risk percentage	10.00%	0.00%
Customer E [Member]
Revenue [Abstract]
Concentration risk percentage	0.00%	20.00%
Customer F [Member]
Revenue [Abstract]
Concentration risk percentage	0.00%	15.00%